Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
INVESTOR CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%	11.34%	5.10%
CLASS C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.30%	10.51%	4.32%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%	11.62%	5.37%
West Hills Tactical Core Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%	10.10%	4.66%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.44%	9.19%	7.40%
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	10.74%	8.30%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	10.42%	8.00%
Russell Midcap Inv [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	8.60%	8.10%
Russell Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	8.60%	8.10%
Russell Midcap Inst [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	8.60%	8.10%
S&P 500 Index WH
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%
H F R X Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	1.03%	0.18%
H F R X Inst [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	1.03%	0.18%